CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - USD ($) $ in Thousands	3 Months Ended					9 Months Ended		12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Cash flows provided by operating activities:
Net income	$ 122,130	$ 104,751		$ (284,183)	$ 160,812	$ 299,463	$ 80,145
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization of intangible assets						275,520	292,706
Goodwill impairment	0			364,248		0	364,248	$ 364,248
Impairment of non-financial assets	0			101,027		0	101,027
Impairment of operating right-of-use assets and related property, plant and equipment						0	5,573
Reduction in carrying value of operating right-of-use assets						34,596	29,473
Share of net gains from equity method investments	(16,298)			0		(16,298)	0
Loss on disposal of subsidiary undertaking	0			0		32,947	0
Amortization of financing costs	5,059			1,499		8,108	4,470
Loss on extinguishment of debt	12,233			0		12,233	0
Share-based compensation expense						63,319	72,529
Deferred tax benefit						(32,986)	(114,257)
Unrealized foreign exchange movements						(24,963)	24,661
Other non-cash items						4,195	20,561
Changes in operating assets and liabilities:
Accounts receivable						(99,754)	(8,212)
Unbilled revenue						64,474	(157,162)
Unearned revenue						235,605	64,542
Other net assets						(63,045)	21,739
Net cash provided by operating activities						793,414	802,043
Cash flows used in investing activities:
Purchase of property, plant and equipment						(111,183)	(114,885)
Purchase of subsidiary undertakings (net of cash acquired)						0	(2,537)
Cash outflow on disposal of subsidiary undertaking (including cash sold)						(57,142)	0
Proceeds from investments in equity						2,908	2,114
Purchase of investments in equity						(32,939)	(16,286)
Net cash used in investing activities						(198,356)	(131,594)
Cash flows used in financing activities:
Debt issuance costs						(16,679)	0
Early repayment fee						(7,841)	0
Drawdown of credit lines and loan facilities						2,650,000	50,000
Repayment of credit lines and loan facilities						(2,666,688)	(72,321)
Proceeds from shares issued under equity compensation plans						13,080	7,319
Share issuance costs						(15)	(14)
Repurchase of ordinary shares						(400,000)	(750,000)
Share repurchase costs						(94)	(450)
Net cash used in financing activities						(428,237)	(765,466)
Effect of exchange rate movements on cash						(5,132)	25,120
Net increase / (decrease) in cash and cash equivalents						161,689	(69,897)
Cash and cash equivalents at beginning of period		$ 647,295	$ 468,888		$ 538,785	647,295	538,785	538,785
Cash and cash equivalents at end of period	$ 808,984		$ 647,295	$ 468,888		$ 808,984	$ 468,888	$ 647,295